Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Estimated useful lives are as follows:
Category	Estimated useful lives
Electronic equipment	5 years
Vehicles	5 years
Production facilities	10 years
Battery and charging swap infrastructure	5 years
Furniture	5 years
Leasehold improvement	5 years
Estimated useful lives are as follows:
Category	Estimated useful lives
Electronic equipment	5 years
Vehicles	5 years
Production facilities	10 years
Battery and charging swap infrastructure	5 years
Furniture	5 years

Schedule of Fair Value Measurements of Liabilities

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of June 30, 2025 and December 31, 2024.

	Fair Value Measurement using
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of June 30, 2025	$97	—	—	97
As of December 31, 2024	$52	$—	$—	$52

The following table details the fair value measurements of liabilities that were measured at fair value on a recurring basis based on the following three-tiered fair value hierarchy per ASC 820, Fair Value Measurement, as of December 31, 2024 and 2023.

	Fair Value Measurement using
	Level 1	Level 2	Level 3	Total fair value
Warrant liabilities:
As of December 31, 2024	$52	$—	$—	$52
As of December 31, 2023	$288	$—	$—	$288

Schedule of Changes for Warrant Liabilities Measured at Fair Value	The changes for warrant liabilities measured at fair value are as follows:
	Private Warrants	Representative Warrants
Fair value as of December 31, 2024	11	41
Change in fair value	9	36
Fair value as of June 30, 2025	20	77
The changes for warrant liabilities measured at fair value are as follows:
	Private Warrants	Representative Warrants
Fair value as of December 31, 2021	$—	$—
Acquired from the Business Combination	62	200
Change in fair value	39	199
Fair value as of December 31, 2022	$101	$399
Change in fair value	(43)	(169)
Fair value as of December 31, 2023	$58	$230
Change in fair value	(47)	(189)
Fair value as of December 31, 2024	$11	$41

Schedule of Reversal of Expected Credit Losses

For the six months ended June 30, 2025, reversal of expected credit losses made by the Group were shown as follows:

	For the six months ended June 30,
	2025	2024
Allowance for expected credit losses for accounts receivable, current	$19	$—
Reversal of expected credit losses for amounts due from related parties	(1,068)	—
Total	$(1,049)	$—

Schedule of Currency Exchange Rates of Consolidated Financial Statements

The following table outlines the currency exchange rates that were used in creating the unaudited condensed consolidated financial statements:

	As of June 30, 2025	As of December 31 2024
Balance sheet items, except for equity accounts
US$ against RMB	7.1636	7.2993
US$ against AED	3.6726	3.6726
Items in the statements of operations and comprehensive loss, and statements of cash flows	For the six months ended June 30,
	2025	2024
US$ against RMB	7.2526	7.2150
US$ against AED	3.6728	3.6725

The following table outlines the currency exchange rates that were used in creating the consolidated financial statements:

		As of December 31,
Balance sheet items, except for equity accounts		2024	2023
US$	against RMB	7.2993	7.0999
US$	against AED	3.6726	3.6738
Items in the statements of operations and comprehensive loss, and statements of cash flows		For the years ended December 31,
		2024	2023	2022
US$	against RMB	7.1957	7.0809	6.7290
US$	against AED	3.6726	3.6843	3.6709

Schedule of Disaggregation of Groups Long-Lived Assets by Geographic Area	The following table sets forth the disaggregation of the Groups long-lived assets by geographic area:
	As of
	June 30, 2025	December 31, 2024
	(Unaudited)
The United States	$116	$151
The United Arab Emirates	1,847	6,125
Mainland China	2,059	2,637
Total	$4,022	$8,913
The following table sets forth the disaggregation of the Groups long-lived assets by geographic area:
	As of December 31,
	2024	2023
The United States	$151	$71,141
The United Arab Emirates	6,125	8,602
Mainland China	2,637	3,637
Total	$8,913	$83,380

Schedule of Estimated Useful Lives of Intangible Assets	Intangible assets are amortized using the straight-line approach over the estimated economic useful lives of the assets as follows:
Category	Estimated useful lives
Software	2 years
Trademark	10 years

Schedule of Allowance for Expected Credit Losses

For the years ended December 31, 2024, 2023 and 2022, allowance for expected credit losses made by the Group were shown as follows:

	For the years ended December 31,
	2024	2023	2022
Allowance for expected credit losses for accounts receivable, current	$1,493	$3,937	$—
Allowance for expected credit losses for advance to suppliers	649	42,478	—
Allowance for expected credit losses for prepaid expenses and other current assets	3,016	20,187	—
Allowance for expected credit losses for amounts due from related parties	60,495	15,000	—
Allowance for expected credit losses for accounts receivable, non-current	—	3,829	—
Total	$65,653	$85,431	$—